Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions				$ 313
Fair value of contingent consideration			$ 0	12,258	$ 0
Other accrued expenses			24,859	23,659
Other non-current liabilities			460,972	395,658
Clear Voice, Inc.
Business Acquisition [Line Items]
Acquisition expenses			97
Stoke Talent Ltd
Business Acquisition [Line Items]
Total Consideration			93,084
Aggregate Retention Bonus	$ 15,000
Fair value of contingent consideration	$ 12,258
Creative Live Inc
Business Acquisition [Line Items]
Total Consideration		$ 9,332
Aggregate Retention Bonus			1,500
Retention bonus expensed during period			1,125	$ 375
Acquisition expenses			121
Working Not Working, Inc.
Business Acquisition [Line Items]
Total Consideration			9,922
Aggregate Retention Bonus			3,500
Retention bonus expensed during period			1,500
Acquisition expenses			$ 292